STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUSES

DATED AUGUST 26, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Class (SSVXX)

Administration Class (SSYXX)

Institutional Class (SSHXX)

Investor Class (SSZXX)

Premier Class (SSIXX)

Service Class (LRSXX)

(the “Fund”)

Effective immediately, the Prospectuses are supplemented as follows:

1)	All references in the Prospectuses to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

State Street Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectuses to the call center at (866) 392-0869, for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUS

DATED AUGUST 26, 2016, AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Trust Class (TILXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Trust Class (TPLXX)

(each a “Fund”, collectively the “Funds”)

Effective immediately, the Prospectus is supplemented as follows:

1)	All references in the Prospectus to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

State Street Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectus to the call center at (866) 392-0869, for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUSES

DATED APRIL 29, 2016, AS REVISED AUGUST 26, 2016

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX) Investor Class (SAMXX) Premier Class (GVMXX) Service Class (GVSXX)	Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX) Investor Class (SSNXX) Premier Class (TRIXX) Service Class (TYSXX)	Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX) Investor Class (SAEXX) Premier Class (TPIXX) Service Class (TPSXX)

(each a “Fund”, collectively the “Funds”)

Effective immediately, the Prospectuses are supplemented as follows:

1)	All references in the Prospectuses to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

State Street Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectuses to the call center at (866) 392-0869 for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUSES

DATED APRIL 29, 2016, AS REVISED AUGUST 26, 2016

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Class (GVVXX) Premier Class (GVMXX)	Investment Class (TPVXX) Premier Class (TPIXX)

(each a “Fund”, collectively the “Funds”)

Effective immediately, the Prospectuses are supplemented as follows:

1)	All references in the Prospectuses to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectuses to the call center at (866) 392-0869 for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUS

DATED APRIL 29, 2016, AS REVISED AUGUST 19, 2016

AND AS SUPPLEMENTED AUGUST 26, 2016

STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

Administration Class (SALXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	All references in the Prospectus to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

State Street Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectus to the call center at (866) 392-0869, for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 21, 2016 TO THE PROSPECTUS

DATED APRIL 29, 2016, AS SUPPLEMENTED

STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

Class G (SSOXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1)	All references in the Prospectus to the regular, non-overnight mailing address for requests of purchases and/or redemptions of Fund shares are deleted and replaced with the following:

By Mail:

State Street Funds

P.O. Box 8317

Boston, Massachusetts 02205-8048

2)	All references in the Prospectus to the call center at (866) 392-0869, for wire transfer instructions are revised to reflect that you may call between 7:00 a.m. and 5:00 p.m. Eastern time.

3)	The heading “Wire Instructions” within the table in the sub-section entitled “How to Purchases Shares” within the section entitled “Shareholder Information” is deleted in its entirety and replaced with the following:

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company 1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9904-631-0

State Street Institutional Investment Trust

Fund Name

Class Name

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund Shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Fund and the Fund’s agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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